Cash Flow and Cash Equivalent Information (Details 2) $ in Thousands	Jun. 30, 2020 ARS ($) [1]
Cash Flow and Cash Equivalents [Abstract]
Investment properties	$ 1,693,733
Income tax and minimum presumed income tax credits	2,248
Trade and other receivables	63,918
Deferred income tax liabilities	(359,292)
Trade and other payables	(77,558)
Income tax and minimum presumed income tax liabilities	(2,248)
Decrease due to loss of control	$ 1,320,801

[1]	Corresponds to the desconsolidation of La Malteria S.A.